Fund Summary
FTVIP Class 4-36 | Franklin Income VIP Fund
Investment Goal
To maximize income while maintaining prospects for capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by variable insurance contracts, qualified retirement plans or funds of funds. If they were included, your costs would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin Income VIP Fund}	FTVIP Class 4-36 Franklin Income VIP Fund Class 4
Management fees	0.45%
Distribution and service (12b-1) fees	0.35%
Other expenses	0.02%
Acquired fund fees and expenses	0.02%	[1]
Total annual Fund operating expenses	0.84%	[1]
Fee waiver and/or expense reimbursement	(0.02%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.82%	[1],[2]
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund's investment in a Franklin Templeton money fund (acquired fund) for the next 12-month period. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin Income VIP Fund}	FTVIP Class 4-36 Franklin Income VIP Fund Class 4 USD ($)
1 year	$ 84
3 years	266
5 years	464
10 years	$ 1,036

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.96% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests in a diversified portfolio of debt and equity securities. The Fund may shift its investments from one asset class to another based on the investment manager's analysis of the best opportunities for the Fund’s portfolio in a given market. The equity securities in which the Fund invests consist primarily of common stocks. Debt securities include all varieties of fixed, floating and variable rate instruments, including secured and unsecured bonds, bonds convertible into common stock, senior floating rate and term loans, mortgage-backed securities and other asset-backed securities, debentures, and shorter term instruments. The Fund seeks income by selecting investments such as corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the investment manager believes are attractive. The Fund may invest up to 100% of its total assets in debt securities that are rated below investment grade (also known as "junk bonds"), including a portion in defaulted securities. The Fund maintains the flexibility to invest in securities of companies from a variety of sectors, but from time to time, based on economic conditions, the Fund may have significant investments in particular sectors. The Fund may also invest up to 25% of its assets in foreign securities, either directly or through depositary receipts.

The Fund may invest up to 15% of its net assets in equity-linked notes, which are hybrid derivative-type instruments that are specially designed to combine the characteristics of one or more reference securities (usually a single stock, a stock index or a basket of stocks (underlying securities)) and a related equity derivative, such as a put or call option, in a single note form.

The Fund's investment manager searches for undervalued or out-of-favor securities it believes offer opportunities for income today and significant growth tomorrow. It generally performs independent analysis of the debt securities being considered for the Fund's portfolio, rather than relying principally on the ratings assigned by rating organizations. In analyzing both debt and equity securities, the investment manager considers a variety of factors, including:

a security's relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects;

the experience and strength of the company's management;

the company's changing financial condition and market recognition of the change;

the company's sensitivity to changes in interest rates and business conditions; and

the company's debt maturity schedules and borrowing requirements.

When choosing equity investments for the Fund, the investment manager applies a "bottom-up," value oriented, long-term approach, focusing on the market price of a company's securities relative to the investment manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The investment manager also considers a company's price/earnings ratio, profit margins and liquidation value.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties because they may be more highly leveraged, or because of other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, fixed rate securities with longer maturities or durations are more sensitive to interest rate changes.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Foreign Securities (non-U.S.)

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall, when dividend income from investments in stocks decline, or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest. Also, if a security has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Prepayments generally increase when interest rates fall.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Equity-Linked Notes (ELNs)

ELNs may not perform as expected and could cause the Fund to realize significant losses including its entire principal investment. Other risks include counterparty risk, liquidity risk and imperfect correlation between ELNs and the underlying securities.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class 4 shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

The inclusion of the Bloomberg Barclays U.S. Aggregate Index shows how the Fund's performance compares to a group of securities in an additional leading bond index.

Performance reflects all Fund expenses but does not include any fees or sales charges imposed by variable insurance contracts, qualified plans or funds of funds. If they had been included, the returns shown below would be lower. Investors should consult the variable insurance contract prospectus, or the disclosure documents for qualified plans or funds of funds for more information.

Annual Total Returns

Best Quarter:	Q2'09	17.37%
Worst Quarter:	Q3'08	-14.85%
As of March 31, 2018, the Fund's year-to-date return was -2.18%.

Average Annual Total Returns For the periods ended December 31, 2017
Average Annual Total Returns{- Franklin Income VIP Fund} - FTVIP Class 4-36 - Franklin Income VIP Fund	Past 1 year	Past 5 years	Past 10 years
Class 4 | Return Before Taxes	9.55%	6.63%	5.46%
S&P 500® Index (index reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%
Bloomberg Barclays U.S. Aggregate Index (index reflects no deduction for fees, expenses or taxes)	3.54%	2.10%	4.00%

No one index is representative of the Fund's portfolio.

Historical performance for Class 4 shares prior to their inception in 2008 is based on the performance of Class 1 shares, which do not assess a rule 12b-1 plan fee.